Business Combinations	12 Months Ended
Jun. 30, 2026
Business Combinations
Business Combinations

6.    Business combinations

On April 23, 2025, the Company acquired 100% of the shares of YNAP from Richemont Italia Holding S.p.A (“Richemont”) and obtained control of YNAP Group, which is identified as a business under IFRS 3. The transaction aims to create a leading, global, multi-brand digital luxury group offering a highly curated and strongly differentiated edit of the most prestigious luxury brands and products to luxury enthusiasts worldwide.

Consideration transferred

The total consideration transferred amounted to €330.2 million. This comprises the issuance of 49,741,342 ordinary shares with a fair value of €345.6 million, based on the closing share price of €6.95 ($7.93) as of April 23, 2025, offset by a €15.3 million receivable from Richemont.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

Fair value at
the time of
(in € thousands)	acquisition
Intangible assets	1,605
Property and equipment	19,993
Right-of-use assets	166,431
Other non-current assets	1,106
Inventories	648,225
Trade and other receivables	64,228
Cash and cash equivalents	621,352
Other current assets	83,640
Provisions, non-current	(1,949)
Lease liabilities, non-current	(142,162)
Other liabilities, non-current	(706)
Provisions, current	(5,411)
Lease liabilities, current	(24,269)
Trade and other payables	(234,208)
Contract liabilities	(31,797)
Other liabilities, current	(212,325)
Total identifiable net assets	953,752

The identifiable intangible assets acquired, including trademarks and customer relationships, were evaluated as part of the purchase price allocation process. Management determined that the fair value of these assets was zero as of the acquisition date.

Pursuant to the SPA, at the time of the closing of the Transaction, YNAP were to have a net financial position (cash less financial indebtedness as defined in the SPA) of €555.0 million, subject to adjustments upon the final net financial position calculation – pursuant to the timeline outlined in the SPA - with the right to challenge and review by LuxExperience Group. If the final net financial position at completion differed from € 555.0 million, the party on the shortfall side must compensate the other party for the difference, with Richemont paying LuxExperience Group if it is less, and LuxExperience Group paying Richemont if it is more than €555.0 million.

Trade and other receivables comprise gross contractual amounts of €66.9 million, of which €2.6 million were expected to be uncollectable at the date of acquisition.

For the period between April 23, 2025, and June 30, 2025, YNAP Group contributed revenue of €348.3 million and net loss of €40.5 million to LuxExperience Group’s results.

During fiscal year 2026, the Group completed its review of the net financial position at completion and finalized the related settlement with Richemont. As a result, the purchase price allocation and the associated gain on bargain purchase have been finalized. The measurement period under IFRS 3 has concluded, and no further adjustments to the acquisition accounting are expected.

Bargain purchase

A gain on the bargain purchase arising from the acquisition has been recognized in Other income (expense), net as follows:

(in € thousands)	April 23, 2025
Total identifiable net assets	953,752
Consideration paid	330,221
Bargain purchase gain	623,531

The bargain purchase reflects the difference between the estimated fair value of net assets and the consideration transferred as of the date of acquisition. The gain of €623.5 million arose because the fair value of YNAP’s identifiable net assets of €953.8 million, including a contractually required net financial position of €555 million, exceeded the €330.2 million consideration transferred. In accordance with IFRS 3, the Group has performed a reassessment of the assets acquired and liabilities assumed to confirm appropriate recognition and measurement. The gain on bargain purchase reflects that the Group expects that it will incur significant additional costs in the coming years to integrate YNAP and improve its operational efficiency.

Acquisition-related costs

The Group incurred acquisition-related costs of €16.8 million on legal fees, due diligence and other professional costs. These costs have been included under “selling, general and administrative expenses”.

Pro forma financial information

LuxExperience Group’s unaudited pro forma results discussed in this paragraph include the effects as if the business combination had been consummated as of July 1, 2024. If the acquisition had occurred on July 1, 2024, for the year ended June 30, 2025, management estimates that consolidated revenue would have been €2,918.6 million, and consolidated net loss for the year would have been €88.8 million, excluding the bargain purchase gain of €623.5 million. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on July 1, 2024.